Legal Proceedings	12 Months Ended
Jan. 01, 2012
Legal Proceedings [Abstract]
Legal Proceedings

21.     Legal Proceedings

Johnson & Johnson and certain of its subsidiaries are involved in various lawsuits and claims regarding product liability, intellectual property, commercial and other matters; governmental investigations; and other legal proceedings that arise from time to time in the ordinary course of their business.

The Company records accruals for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. As of January 1, 2012, the Company has determined that the liabilities associated with certain litigation matters are probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals for new information and further developments in accordance with ASC 450-20-25. For these and other litigation and regulatory matters currently disclosed for which a loss is probable or reasonably possible, the Company is unable to determine an estimate of the possible loss or range of loss beyond the amounts already accrued. These matters can be affected by various factors, including whether damages sought in the proceedings are unsubstantiated or indeterminate; scientific and legal discovery has not commenced or is not complete; proceedings are in early stages; matters present legal uncertainties; there are significant facts in dispute; or there are numerous parties involved.

In the Company’s opinion, based on its examination of these matters, its experience to date and discussions with counsel, the ultimate outcome of legal proceedings, net of liabilities accrued in the Company’s balance sheet, is not expected to have a material adverse effect on the Company’s financial position. However, the resolution in any reporting period of one or more of these matters, either alone or in the aggregate, may have a material adverse effect on the Company’s results of operations, and cash flows for that period.

PRODUCT LIABILITY

Certain of Johnson & Johnson’s subsidiaries are involved in numerous product liability cases. The damages claimed are substantial, and while these subsidiaries are confident of the adequacy of the warnings and instructions for use that accompany the products at issue, it is not feasible to predict the ultimate outcome of litigation. The Company has established product liability accruals in compliance with ASC 450-20 based on currently available information, which in some cases may be limited. Changes to the accruals may be required in the future as additional information becomes available.

Multiple products of Johnson & Johnson’s subsidiaries are subject to product liability claims and lawsuits in which claimants seek substantial compensatory and, where available, punitive damages, including LEVAQUIN®, the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, the PINNACLE ® Acetabular Cup System, RISPERDAL ®, pelvic meshes, the CYPHER® Stent and DURAGESIC®/fentanyl patches. As of January 1, 2012, there were approximately 3,800 claimants with pending lawsuits regarding injuries allegedly due to LEVAQUIN®, 4,700 with respect to the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, 860 with respect to the PINNACLE® Acetabular Cup System, 420 with respect to RISPERDAL®, 480 with respect to pelvic meshes, 95 with respect to the CYPHER ® Stent, and 60 with respect to DURAGESIC ®/fentanyl patches.

In August 2010, DePuy Orthopaedics, Inc. (DePuy) announced a worldwide voluntary recall of its ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System used in hip replacement surgery. Claims for personal injury have been made against DePuy and Johnson & Johnson, and the number of pending lawsuits continues to increase. The Company continues to receive information with respect to potential costs associated with this recall. In the fourth quarter of 2011, the Company increased its accruals for the DePuy ASR™ Hip recall program and related product liability after the Company completed an analysis of new information, including the number of expected claims, recently updated revision rates of the recalled products and product liability expense per case. Changes to these accruals may be required in the future as additional information becomes available.

The Company believes that the ultimate resolution of these matters based on historical and reasonably likely future trends is not expected to have a material adverse effect on the Company’s financial position, annual results of operations and cash flows. The resolution in any interim reporting period could have a material impact on the Company’s results of operations and cash flows for that period.

INTELLECTUAL PROPERTY

Certain of Johnson & Johnson’s subsidiaries are subject, from time to time, to legal proceedings and claims related to patent, trademark and other intellectual property matters arising out of their business. The most significant of these matters are described below.

PATENT INFRINGEMENT

Certain of Johnson & Johnson’s subsidiaries are involved in lawsuits challenging the coverage and/or validity of the patents on their products. Although these subsidiaries believe that they have substantial defenses to these challenges with respect to all material patents, there can be no assurance as to the outcome of these matters, and a loss in any of these cases could potentially adversely affect the ability of these subsidiaries to sell their products, or require the payment of past damages and future royalties.

Medical Devices and Diagnostics

In October 2004, Tyco Healthcare Group, LP (Tyco) and U.S. Surgical Corporation filed a lawsuit against Ethicon Endo-Surgery, Inc. (EES) in the United States District Court for the District of Connecticut alleging that several features of EES’s HARMONIC® Scalpel infringed four Tyco patents. In October 2007, on motions for summary judgment prior to the initial trial, a number of claims were found invalid and a number were found infringed. However, no claim was found both valid and infringed. Trial commenced in December 2007, and the court dismissed the case without prejudice on grounds that Tyco did not own the patents in suit. The dismissal without prejudice was affirmed on appeal. In January 2010, Tyco filed another complaint in the United States District Court for the District of Connecticut asserting infringement of three of the four patents from the previous lawsuit and adding new products. Tyco is seeking monetary damages and injunctive relief. This case is scheduled to be tried in May 2012.

Starting in March 2006, Cordis Corporation (Cordis) filed patent infringement lawsuits in the United States District Courts for the Districts of New Jersey and Delaware, against Guidant Corporation (Guidant), Abbott Laboratories, Inc. (Abbott), Boston Scientific Corporation (Boston Scientific) and Medtronic Ave, Inc. (Medtronic) alleging that the Xience V™ (Abbott), Promus™ (Boston Scientific) and Endeavor® (Medtronic) drug eluting stents infringe several of Cordis’s Wright/Falotico patents. Cordis sought monetary relief. In January 2010, in one of the cases against Boston Scientific, the United States District Court for the District of Delaware found the Wright/Falotico patents invalid for lack of written description and/or lack of enablement. In June 2011, the Court of Appeals for the Federal Circuit affirmed the ruling, and in September 2011, it denied Cordis’s motion for a re-hearing.

        In October 2007, Bruce Saffran (Saffran) filed a patent infringement lawsuit against Johnson & Johnson and Cordis in the United States District Court for the Eastern District of Texas alleging infringement on U.S. Patent No. 5,653,760. In January 2011, a jury returned a verdict finding that Cordis’s sales of its CYPHER® Stent willfully infringed a patent issued to Saffran. The jury awarded Saffran $482 million. In March 2011, the Court entered judgment against Cordis in the amount of $593 million, representing the jury verdict, plus $111 million in pre-judgment interest. The District Court has denied Cordis’s motion to overturn the jury verdict and to vacate the judgment. Cordis has appealed the judgment. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the case.

In November 2007, Roche Diagnostics Operations, Inc., et al. (Roche) filed a patent infringement lawsuit against LifeScan, Inc. (LifeScan) in the United States District Court for the District of Delaware, accusing LifeScan’s entire OneTouch® line of blood glucose monitoring systems of infringement of two patents related to the use of microelectrode sensors. In September 2009, LifeScan obtained a favorable ruling on claim construction that precluded a finding of infringement. The Court entered judgment against Roche in July 2010 and Roche appealed. The Court of Appeals reversed the District Court’s ruling on claim construction and remanded the case to the District Court for new findings on the issue. Roche is seeking monetary damages and injunctive relief.

Starting in February 2008, Cordis filed patent infringement lawsuits in the United States District Court for the District of New Jersey against Guidant, Abbott, Boston Scientific and Medtronic alleging that the Xience V™ (Abbott), Promus™ (Boston Scientific) and Endeavor ® (Medtronic) drug eluting stents infringe several of Wyeth’s (now Pfizer Inc.) Morris patents, which have been licensed to Cordis. Cordis sought monetary relief. In January 2012, the District Court granted the defendants’ motion to invalidate the Morris patents for lack of enablement and failure to adequately describe the full scope of the invention. Cordis will appeal this decision to the Court of Appeals for the Federal Circuit.

In June 2009, Rembrandt Vision Technologies, L.P. (Rembrandt) filed a patent infringement lawsuit against Johnson & Johnson Vision Care, Inc. (JJVC) in the United States District Court for the Eastern District of Texas alleging that JJVC’s manufacture and sale of its ACUVUE ®ADVANCE® and ACUVUE ® OASYS ® Hydrogel Contact Lenses infringe their U.S. Patent No. 5,712,327 (the Chang patent). Rembrandt is seeking monetary relief. The case is scheduled for trial in April 2012.

In November 2011, Howmedica Osteonics Corp. (Howmedica) and Stryker Ireland Ltd. (Stryker) filed a patent infringement lawsuit against DePuy Orthopaedics, Inc. (DePuy) in the United States District Court for the District of New Jersey alleging infringement by DePuy’s PINNACLE® Acetabular Cup System and DURALOC ® Acetabular Cup System of a patent relating to a dual-locking mechanism feature in an acetabular cup system. Howmedica and Stryker are seeking monetary damages and injunctive relief. No trial date has been set.

Pharmaceutical

In April 2007, Centocor, Inc. (Centocor) (now Janssen Biotech, Inc. (JBI)) filed a patent infringement lawsuit against Abbott Laboratories, Inc. (Abbott) in the United States District Court for the Eastern District of Texas alleging that Abbott’s Humira ® anti-TNF alpha product infringes Centocor’s U.S. Patent 7,070,775. In June 2009, a jury returned a verdict finding the patent valid and infringed, and awarded JBI damages of approximately $1.7 billion. In February 2011, the Court of Appeals reversed the June 2009 decision and the judgment of the District Court, and in February 2012, the United States Supreme Court declined to review the decision.

In May 2009, Abbott Biotechnology Ltd. (Abbott) filed a patent infringement lawsuit against Centocor (now JBI) in the United States District Court for the District of Massachusetts alleging that SIMPONI® infringes Abbott’s U.S. Patent Nos. 7,223,394 and 7,451,031 (the Salfeld patents). Abbott is seeking monetary damages and injunctive relief. No trial date has been set. The parties will participate in an arbitration in April 2012 on the issue of JBI’s defense that Abbott is equitably estopped from asserting the patents.

In August 2009, Abbott GmbH & Co. (Abbott GmbH) and Abbott Bioresearch Center filed a patent infringement lawsuit against Centocor (now JBI) in the United States District Court for the District of Massachusetts alleging that STELARA ® infringes two United States patents assigned to Abbott GmbH. JBI filed a complaint in the United States District Court for the District of Columbia for a declaratory judgment of non-infringement and invalidity of the Abbott GmbH patents, as well as a Complaint for Review of a Patent Interference Decision that granted priority of invention on one of the two asserted patents to Abbott GmbH. The cases have been transferred from the District of Columbia to the District of Massachusetts. No trial date has been set. Also in August 2009, Abbott GmbH and Abbott Laboratories Limited brought a patent infringement lawsuit in The Federal Court of Canada alleging that STELARA® infringes Abbott GmbH’s Canadian patent. No trial date has been set in the Canadian Case. In each of these cases, Abbott is seeking monetary damages and injunctive relief.

In August 2009, Bayer HealthCare LLC (Bayer) filed a patent infringement lawsuit against Centocor Ortho Biotech Inc. (now JBI) in United States District Court for the District of Massachusetts alleging that the manufacture and sale by JBI of SIMPONI® infringes a Bayer patent relating to human anti-TNF antibodies. In January 2011, the court issued judgment dismissing Bayer’s infringement claims. Bayer appealed this ruling. In addition, in November 2009, Bayer filed a lawsuit under its European counterpart to these patents in Germany and the Netherlands. The court in the Netherlands held the Dutch patent invalid and entered judgment in favor of JBI’s European affiliate, Janssen Biologics B.V. Bayer appealed that judgment in the Netherlands. In addition, in March 2010, Janssen-Cilag NV filed a revocation action in the High Court in London seeking to invalidate Bayer’s UK patent relating to human anti-TNF antibodies. In May 2011, JBI settled all of these cases and received a paid-up, royalty-free license to the family of patents in suit.

LITIGATION AGAINST FILERS OF ABBREVIATED NEW DRUG APPLICATIONS (ANDAs)

The following summarizes lawsuits pending against generic companies that filed Abbreviated New Drug Applications (ANDAs) seeking to market generic forms of products sold by various subsidiaries of Johnson & Johnson prior to expiration of the applicable patents covering those products. These ANDAs typically include allegations of non-infringement, invalidity and unenforceability of these patents. In the event these subsidiaries are not successful in these actions, or the statutory 30-month stays expire before the United States District Court rulings are obtained, the third-party companies involved will have the ability, upon approval of the United States Food and Drug Administration (FDA), to introduce generic versions of the products at issue, resulting in very substantial market share and revenue losses for those products.

CONCERTA®

In January 2010, ALZA Corporation (ALZA) and Ortho-McNeil-Janssen Pharmaceuticals, Inc. (OMJPI) (now Janssen Pharmaceuticals, Inc. (JPI)) filed a patent infringement lawsuit in the United States District Court for the District of Delaware against Kremers-Urban, LLC and KUDCO Ireland, Ltd. (collectively, KUDCO) in response to KUDCO’s ANDA seeking approval to market a generic version of CONCERTA® before the expiration of two of ALZA and JPI’s patents relating to CONCERTA®. KUDCO filed counterclaims alleging non-infringement and invalidity. ALZA and JPI subsequently removed one of the patents from the lawsuit. In September 2011, the parties entered into a settlement agreement pursuant to which KUDCO was granted a license to market its generic version of CONCERTA ® starting on July 1, 2012, assuming KUDCO obtains FDA approval.

        In November 2010, ALZA and OMJPI (now JPI) filed a patent infringement lawsuit in the United States District Court for the District of Delaware against Impax Laboratories, Inc. (Impax), Teva Pharmaceuticals USA, Inc., and Teva Pharmaceutical Industries Ltd. (collectively, Teva) in response to Impax and Teva’s filing of a major amendment to its ANDA seeking approval to market a generic version of CONCERTA® before the expiration of ALZA and JPI’s patent relating to CONCERTA®. Impax and Teva filed counterclaims alleging non-infringement and invalidity. In May 2011, ALZA and JPI filed a second lawsuit against Teva in response to Teva’s filing of a second major amendment to its ANDA seeking approval to market additional dosage strengths of its generic CONCERTA ® product before the expiration of ALZA and JPI’s patent relating to CONCERTA ®. In each of the above cases, ALZA and JPI are seeking an Order enjoining the defendants from marketing its generic version of CONCERTA® prior to the expiration of ALZA and JPI’s CONCERTA ® patent.

ORTHO TRI-CYCLEN® LO

In October 2008, OMJPI (now JPI) and Johnson & Johnson Pharmaceutical Research & Development, L.L.C. (now Janssen Research & Development, LLC (JRD)) filed a patent infringement lawsuit against Watson Laboratories, Inc. and Watson Pharmaceuticals, Inc. (collectively, Watson) in the United States District Court for the District of New Jersey in response to Watson’s ANDA seeking approval to market a generic version of JPI’s product prior to the expiration of JPI’s patent relating to ORTHO TRI-CYCLEN® LO (the OTCLO patent). Watson filed a counterclaim alleging invalidity of the patent. In addition, in January 2010, JPI filed a patent infringement lawsuit against Lupin Ltd. and Lupin Pharmaceuticals, Inc. (collectively, Lupin) in the United States District Court for the District of New Jersey in response to Lupin’s ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. Lupin filed a counterclaim alleging invalidity of the patent. The Lupin and Watson cases have been consolidated. In February 2012, JPI and Watson entered into a settlement agreement. Pursuant to the settlement agreement, the parties entered into a supply agreement whereby JPI will supply to Watson a combinational oral contraceptive containing certain specified compounds from December 31, 2015 (or earlier under certain circumstances) through the expiration of the ‘815 patent on December 6, 2019. In addition, in the event Watson does not wish to exercise its rights under the supply agreement, JPI has granted Watson a license to market Watson’s ANDA product from December 31, 2015 (or earlier under certain circumstances) through December 6, 2019. A trial date for the Lupin case has been set for March 2012.

In November 2010, OMJPI (now JPI) filed a patent infringement lawsuit against Mylan Inc. and Mylan Pharmaceuticals, Inc. (collectively, Mylan), and Famy Care, Ltd. (Famy Care) in the United States District Court for the District of New Jersey in response to Famy Care’s ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. Mylan and Famy Care filed counterclaims alleging invalidity of the patent.

In October 2011, JPI filed a patent infringement lawsuit against Sun Pharma Global FZE and Sun Pharmaceutical Industries (collectively, Sun) in the United States District Court for the District of New Jersey in response to Sun’s ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent.

In each of the above cases, JRD and/or JPI are seeking an Order enjoining the defendants from marketing their generic versions of ORTHO TRI-CYCLEN® LO before the expiration of the OTCLO patent.

PREZISTA®

In November 2010, Tibotec, Inc. (now Tibotec, LLC) and Tibotec Pharmaceuticals, Inc. (collectively, Tibotec) filed a patent infringement lawsuit against Lupin, Ltd., Lupin Pharmaceuticals, Inc. (collectively, Lupin), Mylan, Inc. and Mylan Pharmaceuticals, Inc. (collectively, Mylan) in the United States District Court for the District of New Jersey in response to Lupin’s and Mylan’s respective ANDAs seeking approval to market generic versions of Tibotec’s PREZISTA ® product before the expiration of Tibotec’s patent relating to PREZISTA ®. Lupin and Mylan each filed counterclaims alleging non-infringement and invalidity. In July 2011, Tibotec filed another patent infringement lawsuit against Lupin in the United States District Court for the District of New Jersey in response to Lupin’s supplement to its ANDA to add new dosage strengths for its proposed product. In August 2011, Tibotec and G.D. Searle & Company (G.D. Searle) filed a patent infringement lawsuit against Lupin and Mylan in response to their notice letters advising that their ANDAs are seeking approval to market generic versions of Tibotec’s PREZISTA ® product before the expiration of two patents relating to PREZISTA ® that Tibotec exclusively licenses from G.D. Searle.

In March 2011, Tibotec and G.D. Searle filed a patent infringement lawsuit against Teva Pharmaceuticals USA, Inc. and Teva Pharmaceuticals, Ltd. (collectively, Teva) in the United States District Court for the District of New Jersey in response to Teva’s ANDA seeking approval to market a generic version of PREZISTA® before the expiration of certain patents relating to PREZISTA ® that Tibotec either owns or exclusively licenses from G.D. Searle.

In March 2011, Tibotec filed a patent infringement lawsuit against Hetero Drugs, Ltd. Unit III and Hetero USA Inc. (collectively, Hetero) in the United States District Court for the District of New Jersey in response to Hetero’s ANDA seeking approval to market a generic version of PREZISTA ® before the expiration of certain patents relating to PREZISTA ® that Tibotec exclusively licenses from G.D. Searle. In July 2011, upon agreement by the parties, the Court entered a stay of the lawsuit pending a final decision in the lawsuit against Teva with respect to the validity and/or enforceability of the patents that Tibotec licenses from G.D. Searle, with Hetero agreeing to be bound by such final decision.

In September 2011, the Court consolidated the above lawsuits, as well as lawsuits brought by the United States Government against each of the defendants for infringement of a United States Government-owned patent relating to PREZISTA®, for purposes of pre-trial discovery and trial, with the proviso that after discovery is completed, any party can move to have the cases de-consolidated for trial.

In each of the above lawsuits, Tibotec is seeking an Order enjoining the defendants from marketing their generic versions of PREZISTA® before the expiration of the relevant patents.

OTHER INTELLECTUAL PROPERTY MATTERS

        In September 2009, Centocor Ortho Biotech Products, L.P. (now Janssen Products, LP (JPLP)) intervened in an inventorship lawsuit filed by the University of Kansas Center for Research, Inc. (KUCR) against the United States of America (USA) in the United States District Court for the District of Kansas. KUCR alleges that two KUCR scientists should be added as inventors on two USA-owned patents relating to VELCADE®. The USA licensed the patents (and their foreign counterparts) to Millennium Pharmaceuticals, Inc. (MPI), who in turn sublicensed the patents (and their foreign counterparts) to JPLP for commercial marketing outside the United States. In July 2010, the parties reached a settlement agreement to resolve the disputes in this case and will submit the inventorship issue to arbitration. The case has been stayed pending the arbitration. As a result of the settlement agreement, the outcome of the arbitration regarding inventorship will determine whether pre-specified payments will be made to KUCR, but will not affect JPLP’s right to market VELCADE ®. The arbitration took place in December 2011 and a decision is expected in April 2012.

In December 2009, the State of Israel filed a lawsuit in the District Court in Tel Aviv Jaffa against Omrix Biopharmaceuticals, Inc. and various affiliates (Omrix). In the lawsuit, the State claims that an employee of a government-owned hospital was the inventor on several patents related to fibrin glue technology that the employee developed while he was a government employee. The State claims that he had no right to transfer any intellectual property to Omrix because it belongs to the State. The State is seeking damages plus royalties on QUIXIL™ and EVICEL™ products, or alternatively, transfer of the patents to the State.

In January 2011, Genentech, Inc. (Genentech) initiated an arbitration against UCB Celltech (Celltech) seeking damages for allegedly cooperating with Centocor (now JBI) to improperly terminate a prior agreement in which JBI was sublicensed under Genentech’s Cabilly patents. JBI has an indemnity agreement with Celltech, and Celltech has asserted that JBI is liable for any damages Celltech may be required to pay Genentech in that arbitration. Trial is scheduled for June 2012.

GOVERNMENT PROCEEDINGS

Like other companies in the pharmaceutical and medical devices and diagnostics industries, Johnson & Johnson and certain of its subsidiaries are subject to extensive regulation by national, state and local government agencies in the United States and other countries in which they operate. As a result, interaction with government agencies is ongoing. The most significant litigation brought by, and investigations conducted by, government agencies are listed below. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from government investigations or litigation.

AVERAGE WHOLESALE PRICE (AWP) LITIGATION

Johnson & Johnson and several of its pharmaceutical subsidiaries (the J&J AWP Defendants), along with numerous other pharmaceutical companies, are defendants in a series of lawsuits in state and federal courts involving allegations that the pricing and marketing of certain pharmaceutical products amounted to fraudulent and otherwise actionable conduct because, among other things, the companies allegedly reported an inflated Average Wholesale Price (AWP) for the drugs at issue. Payors alleged that they used those AWPs in calculating provider reimbursement levels. Many of these cases, both federal actions and state actions removed to federal court, were consolidated for pre-trial purposes in a Multi-District Litigation (MDL) in the United States District Court for the District of Massachusetts.

The plaintiffs in these cases included three classes of private persons or entities that paid for any portion of the purchase of the drugs at issue based on AWP, and state government entities that made Medicaid payments for the drugs at issue based on AWP. In June 2007, after a trial on the merits, the MDL Court dismissed the claims of two of the plaintiff classes against the J&J AWP Defendants. In March 2011, the Court dismissed the claims of the third class against the J&J AWP Defendants without prejudice.

AWP cases brought by various Attorneys General have proceeded to trial against other manufacturers. Several state cases against certain of Johnson & Johnson’s subsidiaries have been settled, including Kentucky, which had been set for trial in January 2012. Kansas is set for trial in March 2013, and other state cases are likely to be set for trial. In addition, an AWP case against the J&J AWP Defendants brought by the Commonwealth of Pennsylvania was tried in Commonwealth Court in October and November 2010. The Court found in the Commonwealth’s favor with regard to certain of its claims under the Pennsylvania Unfair Trade Practices and Consumer Protection Law (“UTPL”), entered an injunction, and awarded $45 million in restitution and $6.5 million in civil penalties. The Court found in the J&J AWP Defendants’ favor on the Commonwealth’s claims of unjust enrichment, misrepresentation/fraud, civil conspiracy, and on certain of the Commonwealth’s claims under the UTPL. The J&J AWP Defendants have appealed the Commonwealth Court’s UTPL ruling to the Pennsylvania Supreme Court. The Company believes that the J&J AWP Defendants have strong arguments supporting their appeal. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the verdict.

RISPERDAL ®

In January 2004, Janssen Pharmaceutica Inc. (Janssen) (now Janssen Pharmaceuticals, Inc. (JPI)) received a subpoena from the Office of the Inspector General of the United States Office of Personnel Management seeking documents concerning sales and marketing of, any and all payments to physicians in connection with sales and marketing of, and clinical trials for, RISPERDAL® from 1997 to 2002. Documents subsequent to 2002 have also been requested by the Department of Justice. An additional subpoena seeking information about marketing of, and adverse reactions to, RISPERDAL® was received from the United States Attorney’s Office for the Eastern District of Pennsylvania in November 2005. Numerous subpoenas seeking testimony from various witnesses before a grand jury were also received. JPI cooperated in responding to these requests for documents and witnesses. The United States Department of Justice and the United States Attorney’s Office for the Eastern District of Pennsylvania (the Government) are continuing to actively pursue both criminal and civil actions. In February 2010, the Government served Civil Investigative Demands seeking additional information relating to sales and marketing of RISPERDAL® and sales and marketing of INVEGA ®. The focus of these matters is the alleged promotion of RISPERDAL ® and INVEGA® for off-label uses. The Government has notified JPI that there are also pending qui tam actions alleging off-label promotion of RISPERDAL®. The Government informed JPI that it will intervene in these qui tam actions and file a superseding complaint.

Discussions have been ongoing in an effort to resolve criminal penalties under the Food Drug and Cosmetic Act related to the promotion of RISPERDAL®. An agreement in principle on key issues relevant to a disposition of criminal charges pursuant to a single misdemeanor violation of the Food Drug and Cosmetic Act has been reached, but certain issues remain open before a settlement can be finalized. During 2011, the Company accrued amounts to cover the financial component of the proposed criminal settlement.

        In addition, discussions with state and federal government representatives to resolve the separate civil claims related to the marketing of RISPERDAL ® and INVEGA®, including those under the False Claims Act (the qui tam actions), are still ongoing. Although it still remains unclear whether a settlement can be reached with respect to the federal and state civil claims, there has been a substantial narrowing of the issues and potential liability, and in 2011, the Company established an accrual to cover the estimated financial component of the potential federal civil settlement. If a negotiated resolution cannot be reached, civil litigation relating to the allegations of off-label promotion of RISPERDAL® and/or INVEGA ® is likely.

The Attorneys General of multiple states, including Alaska, Arkansas, Louisiana, Massachusetts, Mississippi, Montana, New Mexico, Pennsylvania, South Carolina, Texas and Utah, have pending actions against Janssen (now JPI) seeking one or more of the following remedies: reimbursement of Medicaid or other public funds for RISPERDAL® prescriptions written for off-label use, compensation for treating their citizens for alleged adverse reactions to RISPERDAL®, civil fines or penalties, damages for “overpayments” by the state and others, violations of state consumer fraud statutes, punitive damages, or other relief relating to alleged unfair business practices. Certain of these actions also seek injunctive relief relating to the promotion of RISPERDAL®. In January 2012, JPI agreed to settle a lawsuit filed by the Attorney General of Texas. Trial in the lawsuit brought by the Attorney General of Arkansas is scheduled to commence in March 2012; JPI has filed motions for summary judgment in the Arkansas matter.

The Attorney General of West Virginia commenced suit in 2004 against Janssen (now JPI) based on claims of alleged consumer fraud as to DURAGESIC®, as well as RISPERDAL ®. JPI was found liable and damages were assessed at $4.5 million. JPI filed an appeal, and in November 2010, the West Virginia Supreme Court reversed the trial court’s decision. In December 2010, the Attorney General of West Virginia dismissed the case as it related to RISPERDAL® without any payment. Thereafter, JPI settled the case insofar as it related to DURAGESIC®.

In 2004, the Attorney General of Louisiana filed a multi-count Complaint against Janssen (now JPI). Johnson & Johnson was later added as a defendant. The case was tried in October 2010. The issue tried to the jury was whether Johnson & Johnson or JPI had violated the State’s Medicaid Fraud Act (the Act) through misrepresentations allegedly made in the mailing of a November 2003 Dear Health Care Professional letter regarding RISPERDAL®. The jury returned a verdict that JPI and Johnson & Johnson had violated the Act and awarded $257.7 million in damages. The trial judge subsequently awarded the Attorney General counsel fees and expenses in the amount of $73 million. Johnson & Johnson’s and JPI’s motion for a new trial was denied. Johnson & Johnson and JPI have filed an appeal and believe that they have strong arguments supporting the appeal. The Company believes that the potential for an unfavorable outcome is not probable, and therefore, the Company has not established an accrual with respect to the verdict.

In 2007, the Office of General Counsel of the Commonwealth of Pennsylvania filed a lawsuit against Janssen (now JPI) on a multi-Count Complaint related to Janssen’s sale of RISPERDAL ® to the Commonwealth’s Medicaid program. The trial occurred in June 2010. The trial judge dismissed the case after the close of the plaintiff’s evidence. The Commonwealth’s post-trial motions were denied. The Commonwealth filed an appeal in April 2011. The oral argument is scheduled to take place in May 2012.

In 2007, the Attorney General of South Carolina filed a lawsuit against Johnson & Johnson and Janssen (now JPI) on several counts. In March 2011, the matter was tried on liability only, at which time the lawsuit was limited to claims of violation of the South Carolina Unfair Trade Practice Act, including, among others, questions of whether Johnson & Johnson or JPI engaged in unfair or deceptive acts or practices in the conduct of any trade or commerce by distributing the November 2003 Dear Health Care Professional letter regarding RISPERDAL® or in their use of the product’s FDA-approved label. The jury found in favor of Johnson & Johnson and against JPI. In June 2011, the Court awarded civil penalties of approximately $327.1 million. JPI has appealed this judgment. The Company believes that JPI has strong arguments supporting an appeal and that the potential for an unfavorable outcome is not probable. Therefore, the Company has not established an accrual with respect to the verdict.

The Attorneys General of approximately 40 other states have indicated a potential interest in pursuing similar litigation against JPI, and have obtained a tolling agreement staying the running of the statute of limitations while they pursue a coordinated civil investigation of JPI regarding potential consumer fraud actions in connection with the marketing of RISPERDAL ®.

In 2011, the Company established an accrual with respect to the above state matters.

In the Company’s opinion, the ultimate resolution of any of the above RISPERDAL® matters is not expected to have a material adverse effect on the Company’s financial position, although the resolution in any reporting period could have a material impact on the Company’s results of operations and cash flows for that period.

MCNEIL CONSUMER HEALTHCARE

Starting in June 2010, McNeil Consumer Healthcare Division of McNEIL-PPC, Inc. (McNeil Consumer Healthcare) and certain affiliates, including Johnson & Johnson (the Companies), received grand jury subpoenas from the United States Attorney’s Office for the Eastern District of Pennsylvania requesting documents broadly relating to recent recalls of various products of McNeil Consumer Healthcare, and the FDA inspections of the Fort Washington, Pennsylvania and Lancaster, Pennsylvania manufacturing facilities, as well as certain documents relating to recent recalls of a small number of products of other subsidiaries. In addition, in February 2011, the government served McNEIL-PPC, Inc. (McNEIL-PPC) with a Civil Investigative Demand seeking records relevant to its investigation to determine if there was a violation of the Federal False Claims Act. The Companies are cooperating with the United States Attorney’s Office in responding to these subpoenas.

The Companies have also received Civil Investigative Demands from multiple State Attorneys General Offices broadly relating to the McNeil recall issues. The Companies continue to cooperate with these inquiries. In January 2011, the Oregon Attorney General filed a civil complaint against Johnson & Johnson, McNEIL-PPC and McNeil Healthcare LLC in state court alleging civil violations of the Oregon Unlawful Trade Practices Act relating to an earlier recall of a McNeil OTC product. After a removal to federal court, the case was remanded back to state court in Oregon. The Companies filed a motion to dismiss in February 2012.

In March 2011, the United States filed a complaint for injunctive relief in the United States District Court for the Eastern District of Pennsylvania against McNEIL-PPC and two of its employees, alleging that McNEIL-PPC is in violation of FDA regulations regarding the manufacture of drugs at the facilities it operates in Lancaster, Pennsylvania, Fort Washington, Pennsylvania, and Las Piedras, Puerto Rico. On the same day, the parties filed a consent decree of permanent injunction resolving the claims set forth in the complaint. The Court approved and entered the consent decree on March 16, 2011.

        The consent decree, which is subject to ongoing enforcement by the court, requires McNEIL-PPC to take enhanced measures to remediate the three facilities. The Fort Washington facility, which was voluntarily shut down in April 2010, will remain shut down until a third-party consultant certifies that its operations will be in compliance with applicable law, and the FDA concurs with the third-party certification. The Lancaster and Las Piedras facilities may continue to manufacture and distribute drugs, provided that a third party reviews manufacturing records for selected batches of drugs released from the facilities, and certifies that any deviations reviewed do not adversely affect the quality of the selected batches. McNEIL-PPC has submitted a workplan to the FDA for remediation of the Lancaster and Las Piedras facilities; that plan is subject to FDA approval. Third-party batch record review may cease if the FDA has stated that the facilities appear to be in compliance with applicable law. Each facility is subject to a five-year audit period by a third party after the facility has been deemed by the FDA to be in apparent compliance with applicable law.

OMNICARE

In September 2005, Johnson & Johnson received a subpoena from the United States Attorney’s Office for the District of Massachusetts, seeking documents related to the sales and marketing of eight drugs to Omnicare, Inc. (Omnicare), a manager of pharmaceutical benefits for long-term care facilities. In April 2009, Johnson & Johnson and certain of its pharmaceutical subsidiaries were served in two civil qui tam cases asserting claims under the Federal False Claims Act and related state law claims alleging that the defendants provided Omnicare with rebates and other alleged kickbacks, causing Omnicare to file false claims with Medicaid and other government programs. In January 2010, the government intervened in both of these cases, naming Johnson & Johnson, Ortho-McNeil-Janssen Pharmaceuticals, Inc. (now Janssen Pharmaceuticals, Inc. (JPI)), and Johnson & Johnson Health Care Systems Inc. as defendants. Subsequently, the Commonwealth of Massachusetts, Virginia, and Kentucky, and the States of California and Indiana intervened in the action. The defendants moved to dismiss the complaints, and in February 2011, the United States District Court for the District of Massachusetts dismissed one qui tam case entirely and dismissed the other case in part, rejecting allegations that the defendants had violated their obligation to report its “best price” to health care program officials. The defendants subsequently moved the Court to reconsider its decision not to dismiss the second case in its entirety, which the Court denied in May 2011. The claims of the United States and individual states remain pending.

In November 2005, a lawsuit was filed under seal by Scott Bartz, a former employee, in the United States District Court for the Eastern District of Pennsylvania against Johnson & Johnson and certain of its pharmaceutical subsidiaries (the J&J Defendants), along with co-defendants McKesson Corporation (McKesson) and Omnicare, Inc. The Bartz complaint raises many issues in common with the Omnicare-related litigation discussed above already pending before the United States District Court for the District of Massachusetts, such as best price and a number of kickback allegations. After investigation, the United States declined to intervene. The case was subsequently unsealed in January 2011. In February 2011, the plaintiff filed an amended complaint, which was placed under seal. Thereafter, on the J&J Defendants’ motion, the case was transferred to the United States District Court for the District of Massachusetts, where it is currently pending. In April 2011, the amended complaint was ordered unsealed and alleges a variety of causes of action under the Federal False Claims Act and corresponding state and local statutes, including that the J&J Defendants engaged in various improper transactions that were allegedly designed to report false prescription drug prices to the federal government in order to reduce the J&J Defendants’ Medicaid rebate obligations. The complaint further alleges that the J&J Defendants improperly retaliated against the plaintiff for having raised these allegations internally. Bartz seeks multiple forms of relief, including damages and reinstatement to a position with the same seniority status.

The J&J Defendants subsequently moved to dismiss the complaint in May 2011, and oral argument was held in August 2011. In June 2011, Bartz filed a notice of intent to voluntarily dismiss McKesson and Omnicare from the case and added McKesson Specialty Pharmaceuticals, LLC, as a co-defendant. The parties are awaiting a ruling on the motion to dismiss.

OTHER

In July 2005, Scios Inc. (Scios) received a subpoena from the United States Attorney’s Office for the District of Massachusetts, seeking documents related to the sales and marketing of NATRECOR ®. In August 2005, Scios was advised that the investigation would be handled by the United States Attorney’s Office for the Northern District of California in San Francisco. In February 2009, two qui tam complaints were unsealed in the United States District Court for the Northern District of California, alleging, among other things, improper activities in the promotion of NATRECOR ®. In June 2009, the United States government intervened in one of the qui tam actions, and filed a complaint against Scios and Johnson & Johnson seeking relief under the Federal False Claims Act and asserting a claim of unjust enrichment. The civil case is proceeding and discovery is ongoing. In October 2011, the Court approved a settlement of the criminal case in which Scios pled guilty to a single misdemeanor violation of the Food, Drug & Cosmetic Act and paid a fine of $85 million.

In February 2007, Johnson & Johnson voluntarily disclosed to the United States Department of Justice (DOJ) and the United States Securities & Exchange Commission (SEC) that subsidiaries outside the United States are believed to have made improper payments in connection with the sale of medical devices in two small-market countries, which payments may fall within the jurisdiction of the Foreign Corrupt Practices Act (FCPA). In the course of continuing dialogues with the agencies, other issues potentially rising to the level of FCPA violations in additional markets were brought to the attention of the agencies by Johnson & Johnson. In addition, in February 2006, Johnson & Johnson received a subpoena from the SEC requesting documents relating to the participation by several of its subsidiaries in the United Nations Iraq Oil for Food Program. In April 2011, Johnson & Johnson resolved the FCPA and Oil for Food matters through settlements with the DOJ, SEC and United Kingdom Serious Fraud Office. These settlements required payments of approximately $78 million in financial penalties. As part of the settlement with the DOJ, Johnson & Johnson entered into a Deferred Prosecution Agreement that requires Johnson & Johnson to complete a three-year term of enhanced compliance practices.

In June 2008, Johnson & Johnson received a subpoena from the United States Attorney’s Office for the District of Massachusetts relating to the marketing of biliary stents by Cordis Corporation (Cordis). Cordis is currently cooperating in responding to the subpoena. In addition, in January 2010, a complaint was unsealed in the United States District Court for the Northern District of Texas seeking damages against Cordis for alleged violations of the Federal False Claims Act and several similar state laws in connection with the marketing of biliary stents. The United States Department of Justice and several states have declined to intervene at this time. In April 2011, the United States District Court for the Northern District of Texas dismissed the complaint without prejudice.

In October 2011, the European Commission announced that it opened an investigation concerning an agreement between Janssen-Cilag B.V. and Sandoz B.V. relating to the supply of fentanyl patches in The Netherlands. The investigation seeks to determine whether the agreement infringes European competition law.

In recent years Johnson & Johnson has received numerous requests from a variety of United States Congressional Committees to produce information relevant to ongoing congressional inquiries. It is Johnson & Johnson’s policy to cooperate with these inquiries by producing the requested information.

GENERAL LITIGATION

In September 2004, Plaintiffs in an employment discrimination litigation initiated against Johnson & Johnson in 2001 in the United States District Court for the District of New Jersey moved to certify a class of all African American and Hispanic salaried employees of Johnson & Johnson and its affiliates in the United States, who were employed at any time from November 1997 to the present. Plaintiffs sought monetary damages for the period 1997 through the present (including punitive damages) and equitable relief. The Court denied Plaintiffs’ class certification motion in December 2006 and their motion for reconsideration in April 2007. Plaintiffs sought to appeal these decisions, and in April 2008, the Court of Appeals ruled that Plaintiffs’ appeal of the denial of class certification was untimely. In July 2009, Plaintiffs filed a motion for certification of a modified class, which Johnson & Johnson opposed. The District Court denied Plaintiffs’ motion in July 2010, and the Court of Appeals denied Plaintiffs’ request for leave to appeal the denial of certification of the modified class. In May 2011, the case was dismissed with prejudice.

Starting in July 2006, five lawsuits were filed in United States District Court for the District of New Jersey by various employers and employee benefit plans and funds seeking to recover amounts they paid for RISPERDAL® for plan participants. In general, Plaintiffs allege that Johnson & Johnson and certain of its pharmaceutical subsidiaries engaged in off-label marketing of RISPERDAL ® in violation of the federal and New Jersey RICO statutes. In addition, Plaintiffs asserted various state law claims. All of the cases were consolidated into one case seeking class action status, but shortly thereafter, one action was voluntarily dismissed. In December 2008, the Court dismissed the actions of the four remaining plaintiffs. In April 2010, those plaintiffs filed a new consolidated class action against Johnson & Johnson and Janssen, L.P. (now Janssen Pharmaceuticals, Inc. (JPI)); and in March 2011, that action was dismissed. In April 2011, one of those plaintiffs filed a notice of appeal with the United States Court of Appeals for the Third Circuit. That appeal was dismissed in July 2011.

In April 2009, Ortho-Clinical Diagnostics, Inc. (OCD) received a grand jury subpoena from the United States Department of Justice, Antitrust Division, requesting documents and information for the period beginning September 1, 2000 through the present, pertaining to an investigation of alleged violations of the antitrust laws in the blood reagents industry. OCD complied with the subpoena. In February 2011, OCD received a letter from the Antitrust Division indicating that it had closed its investigation in November 2010. In June 2009, following the public announcement that OCD had received a grand jury subpoena, multiple class action complaints seeking damages for alleged price fixing were filed against OCD. The various cases were consolidated for pre-trial purposes in the United States District Court for the Eastern District of Pennsylvania. Discovery is ongoing.

In May 2009, Centocor Ortho Biotech Inc. (now Janssen Biotech, Inc. (JBI)) commenced an arbitration proceeding before the American Arbitration Association against Schering-Plough Corporation and its subsidiary Schering-Plough (Ireland) Company (collectively, Schering-Plough). JBI and Schering-Plough are parties to a series of agreements (Distribution Agreements) that grant Schering-Plough the exclusive right to distribute the drugs REMICADE® and SIMPONI ® worldwide, except within the United States, Japan, Taiwan, Indonesia, and the People’s Republic of China (including Hong Kong). JBI distributes REMICADE® and SIMPONI ®, the next generation treatment, within the United States. In the arbitration, JBI sought a declaration that the agreement and merger between Merck & Co., Inc. (Merck) and Schering-Plough constituted a change of control under the terms of the Distribution Agreements that permitted JBI to terminate the Agreements. In April 2011, Johnson & Johnson, JBI and Merck announced an agreement to amend the Distribution Agreements. This agreement concluded the arbitration proceeding.

Pursuant to the terms of the amended Distribution Agreements, on July 1, 2011, Merck’s subsidiary, Schering-Plough (Ireland) relinquished exclusive marketing rights for REMICADE ® and SIMPONI® to Johnson & Johnson’s Janssen pharmaceutical companies in territories including Canada, Central and South America, the Middle East, Africa and Asia Pacific (relinquished territories). Merck retained exclusive marketing rights throughout Europe, Russia and Turkey (retained territories). The retained territories represent approximately 70 percent of Merck’s 2010 revenue of approximately $2.8 billion from REMICADE ® and SIMPONI®, while the relinquished territories represent approximately 30 percent. In addition, as of July 1, 2011, all profit derived from Merck’s exclusive distribution of the two products in the retained territories is being equally divided between Merck and JBI. Under the prior terms of the Distribution Agreements, the contribution income (profit) split, which was at 58 percent to Merck and 42 percent to JBI, would have declined for Merck and increased for JBI each year until 2014, when it would have been equally divided. JBI also received a one-time payment of $500 million in April 2011, which is being amortized over the period of the agreement.

In April 2010, a putative class action lawsuit was filed in the United States District Court for the Northern District of California by representatives of nursing home residents or their estates against Johnson & Johnson, Omnicare, Inc. (Omnicare), and other unidentified companies or individuals. In February 2011, Plaintiffs filed a second amended complaint asserting that certain rebate agreements between Johnson & Johnson and Omnicare increased the amount of money spent on pharmaceuticals by the nursing home residents and violated the Sherman Act and the California Business & Professions Code. The second amended complaint also asserted a claim of unjust enrichment. Plaintiffs sought multiple forms of monetary and injunctive relief. Johnson & Johnson moved to dismiss the second amended complaint in March 2011. The Court granted the motion in its entirety in August 2011, dismissing all claims asserted by Plaintiffs. In October 2011, the Court dismissed the action with prejudice. The plaintiffs filed a notice of appeal in November 2011. The appeal is pending before the United States Court of Appeals for the Ninth Circuit.

Starting in April 2010, a number of shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant. These actions were consolidated in August 2010 into one lawsuit: In re Johnson & Johnson Derivative Litigation. An amended consolidated complaint was filed in December 2010. Additionally, in September 2010, another shareholder derivative lawsuit was filed in New Jersey Superior Court against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant in this action as well. The parties to this action have stipulated that it shall be stayed until the In re Johnson & Johnson Derivative Litigation is completely resolved.

These shareholder derivative actions are similar in their claims and collectively they assert a variety of alleged breaches of fiduciary duties, including, among other things, that the defendants allegedly engaged in, approved of, or failed to remedy or prevent defective medical devices, improper pharmaceutical rebates, improper off-label marketing of pharmaceutical and medical device products, violations of current good manufacturing practice regulations that resulted in product recalls, and that they failed to disclose the aforementioned alleged misconduct in the Company’s filings under the Securities Exchange Act of 1934. Each complaint seeks a variety of relief, including monetary damages and corporate governance reforms. Johnson & Johnson moved to dismiss these actions on the grounds, inter alia, that the plaintiffs failed to make a demand upon the Board of Directors. In September 2011, In re Johnson & Johnson Derivative Litigation was dismissed without prejudice and with leave to file an amended complaint.

Johnson & Johnson filed a report in the In re Johnson & Johnson Derivative Litigation matter in July 2011, prepared by a Special Committee of the Board of Directors, which investigated the allegations contained in the derivative actions and in a number of shareholder demand letters that the Board received in 2010 raising similar issues. The Special Committee was assisted in its investigation by independent counsel. The Special Committee’s report recommended: i) that Johnson & Johnson reject the shareholder demands and take whatever steps are necessary or appropriate to secure dismissal of the derivative litigation and ii) that the Board of Directors create a new Regulatory and Compliance Committee charged with responsibility for monitoring and oversight of the Company’s Health Care Compliance and Quality & Compliance systems and issues. Johnson & Johnson’s Board of Directors unanimously adopted the Special Committee’s recommendations. In August 2011, two shareholders who had submitted shareholder demand letters in 2010 filed shareholder derivative lawsuits in the United States District Court for the District of New Jersey naming various current and former officers and directors as defendants and challenging the Board’s rejection of their demands. In November 2011, the Court consolidated these two cases. Johnson & Johnson has secured an extension of time to respond to the complaint, and will, if necessary, move to terminate these lawsuits on the basis of the Board’s decision to adopt the Special Committee’s recommendations.

Two additional shareholder derivative lawsuits were filed in May 2011 in the United States District Court for the District of New Jersey, and two other shareholder derivative lawsuits were filed in New Jersey Superior Court in May 2011 and August 2011, all naming Johnson & Johnson’s current directors as defendants and Johnson & Johnson as the nominal defendant. The complaints allege breaches of fiduciary duties related to the Company’s compliance with the Foreign Corrupt Practices Act and participation in the United Nations Iraq Oil For Food Program, that the Company has suffered damages as a result of those alleged breaches, and that the defendants failed to disclose the alleged misconduct in the Company’s filings under the Securities Exchange Act of 1934. Plaintiffs seek monetary damages, and one plaintiff also seeks corporate governance reforms. The federal lawsuits were consolidated in July 2011, and an amended consolidated complaint was filed in August 2011. In October 2011, Johnson & Johnson moved to dismiss the consolidated federal lawsuit on the grounds that the plaintiffs failed to make a demand upon the Board of Directors. The state lawsuits were consolidated in November 2011 and a consolidated complaint was filed in December 2011. In January 2012, Johnson & Johnson moved to dismiss or stay the state lawsuits pending resolution of the federal lawsuit. In addition, Johnson & Johnson intends to move to dismiss or stay the state lawsuits on the grounds that the plaintiffs failed to make a demand on the Board of Directors.

In September 2011, two additional shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey naming Johnson & Johnson’s current directors and one former director as defendants and Johnson & Johnson as the nominal defendant. These lawsuits allege that the defendants breached their fiduciary duties in their decisions with respect to the compensation of the Chief Executive Officer during the period from 2008 through the present, and that the defendants made misleading statements in Johnson & Johnson’s annual proxy statements. One of these lawsuits has been voluntarily dismissed. An amended complaint has been filed in the other. In December 2011, Johnson & Johnson moved to dismiss the remaining lawsuit on the grounds that the plaintiff failed to make a demand upon the Board of Directors.

Starting in May 2010, multiple complaints seeking class action certification related to the McNeil recalls have been filed against McNeil Consumer Healthcare and certain affiliates, including Johnson & Johnson, in the United States District Court for the Eastern District of Pennsylvania, the Northern District of Illinois, the Central District of California, the Southern District of Ohio and the Eastern District of Missouri. These consumer complaints allege generally that purchasers of various McNeil medicines are owed monetary damages and penalties because they paid premium prices for defective medications rather than less expensive alternative medications. All but one complaint seeks certification of a nation-wide class of purchasers of these medicines, whereas one complaint, the Harvey case, seeks certification of a class of MOTRIN ® IB purchasers in Missouri. In October 2010, the Judicial Panel on Multidistrict Litigation (JPML) consolidated all of the consumer complaints, except for the Harvey case, which was consolidated in March 2011, for pretrial proceedings in the United States District Court for the Eastern District of Pennsylvania. In January 2011, the plaintiffs in all of the cases except the Harvey case filed a “Consolidated Amended Civil Consumer Class Action Complaint” (CAC) naming additional parties and claims. In July 2011, the Court granted Johnson & Johnson’s motion to dismiss the CAC without prejudice, but permitted the plaintiffs to file an amended complaint within thirty days of the dismissal order. In August 2011, the plaintiffs filed a Second Amended Civil Consumer Class Action Complaint (SAC). Johnson & Johnson moved to dismiss the SAC in September 2011. This second motion to dismiss is pending.

Separately, in September 2011, Johnson & Johnson, Johnson & Johnson Inc. and McNeil Consumer Healthcare Division of Johnson & Johnson Inc. received a Notice of Civil Claim filed in the Supreme Court of British Columbia, Canada (the Canadian Civil Claim). The Canadian Civil Claim is a putative class action brought on behalf of persons who reside in British Columbia and who purchased various McNeil children’s over-the-counter medicines during the period between September 20, 2001 and the present. The Canadian Civil Claim alleges that the defendants violated the Canadian Business Practices and Consumer Protection Act, and other Canadian statutes and common laws, by selling medicines that did not comply with Canadian Good Manufacturing Practices.

In September 2010, a shareholder, Ronald Monk, filed a lawsuit in the United States District Court for the District of New Jersey seeking class certification and alleging that Johnson & Johnson and certain individuals, including executive officers and employees of Johnson & Johnson, failed to disclose that a number of manufacturing facilities were failing to maintain current good manufacturing practices, and that as a result, the price of the Johnson & Johnson’s stock has declined significantly. Plaintiff seeks to pursue remedies under the Securities Exchange Act of 1934 to recover his alleged economic losses. In December 2011, Johnson & Johnson’s motion to dismiss was granted in part and denied in part. Plaintiff has moved the Court to reconsider part of the December 2011 ruling. Defendants filed answers to the remaining claims of the Amended Complaint in February 2012.

In April 2011, OMJ Pharmaceuticals, Inc. (OMJ PR) filed a lawsuit against the United States in United States District Court for the District of Puerto Rico alleging overpayment of federal income taxes for the tax years ended November 30, 1999 and November 30, 2000. OMJ PR alleges that the Internal Revenue Service erroneously calculated OMJ PR’s tax credits under Section 936 of the Tax Code. Discovery is ongoing.

In August 2011, an arbitration panel ruled that Mitsubishi Tanabe Pharma Corporation (Tanabe), Janssen Biotech, Inc.’s (JBI’s) distributor of REMICADE® in Japan, could seek to modify the proportion of net sales revenue that Tanabe must remit to JBI in exchange for distribution rights and commercial supply of REMICADE® (the Supply Price). Tanabe commenced the arbitration against Centocor Ortho Biotech, Inc. (now JBI) in 2009 pursuant to the parties’ distribution agreement, which grants Tanabe the right to distribute REMICADE® in Japan and certain other parts of Asia. JBI has counterclaimed for an increase in the Supply Price. A hearing was held in November 2011 to determine the appropriate split of revenue and a decision is anticipated in the second half of 2012.

Johnson & Johnson or its subsidiaries are also parties to a number of proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act, commonly known as Superfund, and comparable state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.